Schedule of Effective Income Tax Rate Reconciliation (Details) (Parenthetical)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Effect of different tax rates available to different jurisdictions	16.50%	16.50%	16.50%
HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Effect of different tax rates available to different jurisdictions	16.50%